Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years in the five-year period ended December 31, 2025, and our financial performance for each such fiscal year:

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Return on Equity(3)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(2)
2025	69,865,846	67,924,486	7,069,437	6,758,828	154.22	224.01	(54,500,000)	19.7%
2024	21,673,595	23,662,700	6,108,608	6,476,397	158.37	205.74	1,480,600,000	37.9%
2023	20,150,620	24,757,884	7,028,000	7,810,003	154.53	167.78	1,391,400,000	40.5%
2022	20,679,168	24,500,414	7,771,045	8,841,167	141.03	134.48	1,316,500,000	40.4%
2021	19,981,715	28,011,719	7,294,539	8,650,622	121.88	147.43	1,407,800,000	44.3%

(1)     Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

(2)     Represents the cumulative TSR (the “Peer Group TSR”) for the following peer companies for each fiscal year: WPP plc and Publicis Groupe SA. IPG ceased to be a member of our peer group due to its acquisition by us in 2025 and was therefore excluded from the calculation of Peer Group TSR for the relevant period.

(3)     Return on Equity is a non-GAAP measure and is calculated by dividing our total net income for the applicable fiscal year, as reported in our consolidated financial statements contained in our Annual Report on Form 10-K for the applicable fiscal year, by our average shareholders’ equity for such fiscal year. Average shareholders’ equity for a fiscal year is determined by averaging our fiscal year-end shareholders’ equity and our prior fiscal year-end shareholders’ equity, as reported in our consolidated financial statements contained in our Annual Report on Form 10-K for the applicable fiscal year. For 2025, when calculating Adjusted Return on Equity for our performance metric, we made adjustments to (i) add back after-tax amortization of acquired intangible assets and internally developed strategic platform assets, (ii) add back after-tax severance, real estate and other repositioning costs, (iii) add back after-tax acquisition related costs and (iv) add back after-tax losses on dispositions of subsidiaries. Adjusted Return on Equity for 2025 was 19.7%.

Company Selected Measure Name		TSR
Named Executive Officers, Footnote
Year	PEO	Non-PEO NEOs
2025	John Wren	Daryl Simm, Philip Angelastro and Louis Januzzi
2024	John Wren	Daryl Simm, Philip Angelastro, Louis Januzzi and Rochelle Tarlowe
2023	John Wren	Daryl Simm, Philip Angelastro, Jonathan Nelson and Louis Januzzi
2022	John Wren	Daryl Simm, Philip Angelastro, Jonathan Nelson and Michael O’Brien
2021	John Wren	Daryl Simm, Philip Angelastro, Jonathan Nelson and Michael O’Brien

Peer Group Issuers, Footnote	[1]	Represents the cumulative TSR (the “Peer Group TSR”) for the following peer companies for each fiscal year: WPP plc and Publicis Groupe SA. IPG ceased to be a member of our peer group due to its acquisition by us in 2025 and was therefore excluded from the calculation of Peer Group TSR for the relevant period.
PEO Total Compensation Amount		$ 69,865,846	$ 21,673,595	$ 20,150,620	$ 20,679,168	$ 19,981,715
PEO Actually Paid Compensation Amount	[1]	67,924,486	23,662,700	24,757,884	24,500,414	28,011,719
Non-PEO NEO Average Total Compensation Amount		7,069,437	6,108,608	7,028,000	7,771,045	7,294,539
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 6,758,828	6,476,397	7,810,003	8,841,167	8,650,622
Adjustment to Non-PEO NEO Compensation Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as set forth in the table below, and determined in accordance with SEC rules. The dollar amounts shown do not reflect the value of vested compensation actually received by our NEOs during the applicable year. Instead, the dollar amounts also include the values of unvested and vested equity awards during the applicable year based on year-end stock prices, various accounting valuation assumptions and projected performance related to our PRSUs. “Compensation actually paid,” determined in accordance with SEC rules, will generally fluctuate due to stock price achievement and varying levels of projected and actual achievement of performance goals applicable to our PRSUs. For a discussion of how our Compensation Committee assesses performance and our NEOs’ pay each year, please see the Compensation Discussion and Analysis section of the proxy statements reporting pay for the applicable fiscal years.

Adjustments	2025
	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(69,280,000)	$(166,667)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End(4)	$59,799,594	$42,359
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY End, determined at Vesting Date	$7,722,849	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(890,191)	$(442,421)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(961,035)	$(464,356)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$1,667,423	$720,476
TOTAL ADJUSTMENTS	$(1,941,360)	$(310,609)

(4)     Amount includes both (i) the fair value of the awards granted in 2025, as reported in the Summary Compensation Table for 2025 on page 64, that remain unvested as of 2025 fiscal year-end, determined as of 2025 fiscal year-end, and (ii) the incremental change in the value of the portion of the Annual Incentive Award for performance in 2024 that the Compensation Committee elected to pay in RSUs and/or stock options, as reflected in the Summary Compensation Table for 2024.

Tabular List, Table

Pay Versus Performance Tabular List

We believe the following performance measures represent the most important financial performance measures used by us to determine compensation actually paid to our NEOs for the fiscal year ended December 31, 2025:

■    Adjusted Return on Equity;

■    Organic Growth;

■    Adjusted Operating Margin;

■    Adjusted Diluted EPS Growth; and

■    Adjusted EBITA Margin.

For additional details regarding our most important financial performance measures, please see the section titled “Performance-Based Compensation Awards” in our Compensation Discussion and Analysis elsewhere in this Proxy Statement.

Total Shareholder Return Amount		$ 154.22	158.37	154.53	141.03	121.88
Peer Group Total Shareholder Return Amount	[2]	224.01	205.74	167.78	134.48	147.43
Net Income (Loss)		$ (54,500,000)	$ 1,480,600,000	$ 1,391,400,000	$ 1,316,500,000	$ 1,407,800,000
PEO Name		John Wren	John Wren	John Wren	John Wren	John Wren
Return on equity percentage	[3]	19.70%	37.90%	40.50%	40.40%	44.30%
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted Return on Equity
Measure:: 2
Pay vs Performance Disclosure
Name		Organic Growth
Measure:: 3
Pay vs Performance Disclosure
Name		Adjusted Operating Margin
Measure:: 4
Pay vs Performance Disclosure
Name		Adjusted Diluted EPS Growth
Measure:: 5
Pay vs Performance Disclosure
Name		Adjusted EBITA Margin
PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,941,360)
PEO [Member] | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(69,280,000)
PEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[4]	59,799,594
PEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY End, determined at Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,722,849
PEO [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(890,191)
PEO [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(961,035)
PEO [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,667,423
Average Non PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(310,609)
Average Non PEO NEOs [Member] | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(166,667)
Average Non PEO NEOs [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[4]	42,359
Average Non PEO NEOs [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY End, determined at Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Average Non PEO NEOs [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(442,421)
Average Non PEO NEOs [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(464,356)
Average Non PEO NEOs [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 720,476

[1]	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:
[2]	Represents the cumulative TSR (the “Peer Group TSR”) for the following peer companies for each fiscal year: WPP plc and Publicis Groupe SA. IPG ceased to be a member of our peer group due to its acquisition by us in 2025 and was therefore excluded from the calculation of Peer Group TSR for the relevant period.
[3]	Return on Equity is a non-GAAP measure and is calculated by dividing our total net income for the applicable fiscal year, as reported in our consolidated financial statements contained in our Annual Report on Form 10-K for the applicable fiscal year, by our average shareholders’ equity for such fiscal year. Average shareholders’ equity for a fiscal year is determined by averaging our fiscal year-end shareholders’ equity and our prior fiscal year-end shareholders’ equity, as reported in our consolidated financial statements contained in our Annual Report on Form 10-K for the applicable fiscal year. For 2025, when calculating Adjusted Return on Equity for our performance metric, we made adjustments to (i) add back after-tax amortization of acquired intangible assets and internally developed strategic platform assets, (ii) add back after-tax severance, real estate and other repositioning costs, (iii) add back after-tax acquisition related costs and (iv) add back after-tax losses on dispositions of subsidiaries. Adjusted Return on Equity for 2025 was 19.7%.
[4]	Amount includes both (i) the fair value of the awards granted in 2025, as reported in the Summary Compensation Table for 2025 on page 64, that remain unvested as of 2025 fiscal year-end, determined as of 2025 fiscal year-end, and (ii) the incremental change in the value of the portion of the Annual Incentive Award for performance in 2024 that the Compensation Committee elected to pay in RSUs and/or stock options, as reflected in the Summary Compensation Table for 2024.